34. FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2017
Financial Income Expenses Net Tables
Schedule of finance income
	12.31.17	12.31.16	12.31.15
Financial income
Exchange rate variation on other liabilities	361.9	-	-
Interest on assets	305.5	318.1	235.0
Tax amnesty program ("PERT")	302.1	-	-
Interest on cash and cash equivalents	272.8	217.5	164.2
Exchange rate variation on net assets of foreign subsidiaries (1)	213.5	-	-
Interests on financial assets classified as	-	-	-
Held to maturity	61.7	84.8	55.1
Held for trading	19.8	43.6	47.4
Available for sale	8.2	-	16.6
Exchange rate variation on marketable securities	-	56.2	381.3
Exchange rate variation on other assets	-	338.7	1,081.0
Gains from derivative transactions, net	-	-	14.8
Exchange rate variation on loans and financing	-	1,314.8	-
Exchange rate variation on net foreign assets	-	-	1,353.5
Others	-	-	6.4
	1,545.6	2,373.7	3,355.3

Financial expenses
Interest on loans and financing	(1,480.5)	(1,208.9)	(819.2)
Exchange rate variation on other assets	(574.9)	-	-
Interest on liabilities	(500.0)	(279.8)	(165.4)
Adjustment to present value	(302.5)	(353.6)	(240.1)
Exchange rate variation on loans and financing	(211.7)	-	(2,085.8)
Losses on derivative transactions, net	(114.4)	(1,092.2)	-
Exchange rate variation on marketable securities	(94.6)	-	-
Financial expenses on accounts payable	(22.4)	(76.4)	(45.5)
Exchange rate variation on other liabilities	-	(565.9)	(1,080.5)
Exchange rate variation on net assets of foreign subsidiaries (1)	-	(660.5)	-
Premium paid for the repurchase of bonds (Tender Offer)	-	(31.8)	(310.3)
Others	(326.3)	(237.3)	(278.7)
	(3,627.3)	(4,506.4)	(5,025.5)
	(2,081.6)	(2,132.7)	(1,670.2)

(1)	Refers to gains and losses on translation of assets and liabilities reported by the Company’s subsidiaries whose functional currency is Real.